Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP 001 [Member]
EBP, Accounting Policy [Line Items]
Employee benefit plan change in net asset available for benefit increase for employer contribution other	$ 0	$ 47,088